Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated other comprehensive income
Accumulated other comprehensive income as beginning	$ 87,124,000	$ 21,084,000
Total other comprehensive income / (loss), net	330,000	(919,000)	$ (1,993,000)
Accumulated other comprehensive income as at end	461,149,000	87,124,000	21,084,000
Income tax expense or benefit allocated to other comprehensive income	0
Accumulated other comprehensive income
Accumulated other comprehensive income
Accumulated other comprehensive income as beginning	3,150,000	4,041,000
Total other comprehensive income / (loss), net	276,000	(891,000)
Accumulated other comprehensive income as at end	3,426,000	3,150,000	$ 4,041,000
Total net foreign currency translation adjustments
Accumulated other comprehensive income
Total other comprehensive income / (loss), net	323,000	315,000
Total unrealized gain on available-for-sale debt securities
Accumulated other comprehensive income
Total other comprehensive income / (loss), net	25,000
Total defined benefit pension adjustment
Accumulated other comprehensive income
Total other comprehensive income / (loss), net	$ (72,000)	$ (1,206,000)